Consolidated Statements of Operations and Other Comprehensive Income (Loss) - CAD ($)		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Revenue
Advertising revenue			$ 20,788
Expenses
Hosting, advertising and technology services		2,864	71,423	45,272
General and administrative		304,880	508,241	418,206
Loss on foreign exchange		4,068	1,433	21,890
Stock based compensation (Note 11 e)	[1]	204,511	1,614,605	615,924
Stock based compensation-non employees (Note 11 e)			235,393
Research, content development and technology support			313,106	160,519
Anti-dilution fees (Note 11 b (iii) and Note 11 b (iv))			186,832
Gain on derecognition of financial liabilities (Note 15)			(893,990)
Impairment loss on secured note receivable (Note 7)			81,483
Gain on disposal of subsidiary (Note 15)				(68,489)
Gain on expiry of derivative liabilities (Note 10)				(281,210)
Interest				12,812
Loss on settlement of debt (Note 9)				12,489,249
Impairment loss on marketable securities (Note 6)				120,125
Total operating expense		516,323	2,118,526	13,534,298
Net (loss) from continuing operations		(516,323)	(2,097,738)	(13,534,298)
Net income from discontinued operations net of tax (Note 15)				2,711
Net loss		(516,323)	(2,097,738)	(13,531,587)
Other comprehensive income (loss) to be re-classified to operations
Impairment loss on marketable securities (Note 6)				110,525
Total other comprehensive income (loss)				110,525
Net loss from operations and other comprehensive income		$ (516,323)	$ (2,097,738)	$ (13,421,062)
Earnings (loss) per share, basic
Continuing operations (in dollars per share)		$ (0.098)	$ (0.788)	$ (6.516)
Discontinued operations (in dollars per share)		0.000	0.000	0.001
Total loss per share, basic (in dollars per share)		(0.0098)	(0.788)	(6.515)
Earnings (loss) per share, diluted
Continuing operations (in dollars per share)		(0.098)	(0.788)	(6.516)
Discontinued operations (in dollars per share)		0.000	0.000	0.001
Total loss per share, diluted (in dollars per share)		$ (0.0098)	$ (0.788)	$ (6.515)
Weighted average shares outstanding, basic (in shares)		5,283,164	2,663,614	2,077,096
Weighted average shares outstanding, diluted (in shares)		5,283,164	2,663,614	2,077,096

[1]	On April 1, 2016, the Company granted options to purchase 30,000 common shares to a director. On September 9, 2016 and November 1, 2016, the Company granted options to purchase 130,000 and 50,000 common shares to officers and directors (Note 11 e).